NET SALES	12 Months Ended
Dec. 31, 2020
NET SALES
NET SALES

28.NET SALES

	December 31,	December 31,	December 31,
	2020	2019	2018
Gross sales	35,663,758	31,395,955	14,802,821
Sales deductions
Adjustment to present value		(5,316)	(4,984)
Returns and cancelations	(68,367)	(109,641)	(75,477)
Discounts and rebates	(3,830,267)	(3,835,140)	(15,695)
	31,765,124	27,445,858	14,706,665

Taxes on sales	(1,304,847)	(1,432,908)	(1,263,289)
Net sales	30,460,277	26,012,950	13,443,376